UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KiCap Management LP
           --------------------------------------------------
Address:   500 Newport Center Dr., Suite 820
           --------------------------------------------------
           Newport Beach, California  92660
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-10054
                       --------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Luc Huyghebaert
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     011-44-207-590-5950
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Luc Huyghebaert          Mayfair, London, UK             11/11/04
       ------------------------   ------------------------------  ---------

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
 .......report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        31
                                               -------------

Form 13F Information Table Value Total:        $435,358
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1             028-10053                   KiCap Management (UK) LP


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


                                                                FORM 13F INFORMATION TABLE
                                                      VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS     CUSIP          x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- --------------------------
ALAMOSA HLDGS INC          COM       011589108          1989     259329  SH                   1             259329

AMERICA MOVIL S A DE CV    SPON ADR  02364W204         14510     373000  SH                   1             373000
                           A SHS

AMERICAN TOWER CORP        CL A      029912201          3723     248881  SH                   1             248881

AMERITRADE HLDG CORP NEW   COM       03074K100           572      47614  SH                   1              47614

APPLE COMPUTER INC         COM       037833100          1719      44439  SH                   1              44439

AQUANTIVE INC              COM       03839G105         19228    1982252  SH                   1            1982252

ASK JEEVES INC             COM       045174109         43195    1315707  SH                   1            1315707

BROADCOM CORP              CL A      111320107          7784     285643  SH                   1             285643

CONEXANT SYSTEMS INC       COM       207142100          1023     608902  SH                   1             608902

ECHOSTAR COMMUNICATIONS    CL A      278762109         19542     625340  SH                   1             625340

LEXAR MEDIA INC            COM       52886P104         50000     584742  SH                   1             584742

MCAFEE INC                 COM       579064106         31635    1596139  SH                   1            1596139

MERCURY INTERACTIVE CORP   COM       589405109         27958     814867  SH                   1             814867

MONSTER WORLWIDE INC       COM       611742107         17914     735401  SH                   1             735401

NETEASE COM INC            SPONSORED 64110W102         32350     859453  SH                   1             859453
                           ADR

NEXTEL PARTNERS INC        CL A      65333F107          3640     219810  SH                   1             219810

NII HLDGS INC              CL B NEW  62913F201         29930     728220  SH                   1             728220

NOVELL INC                 COM       670006105          2413     377021  SH                   1             377021

ORACLE CORPORATION         COM       68389X105         17847    1561400  SH                   1            1561400

OVERSTOCKCOM INC DEL       COM       690370101         11076     303109  SH                   1             303109

PIXAR                      COM       725811103          8514     108412  SH                   1             108412

POWERWAVE TECHNOLOGIES INC COM       739363109          9803    1586200  SH                   1            1586200

PTEK HLDGS INC             COM       69366M104           838      95336  SH                   1              95336

REGAL ENTMT GROUP          CL A      758766109          3770     197885  SH                   1             197885

SPRINT CORP                COM FON   852061100         23394    1155257  SH                   1            1155257

TELESYSTEM INTL WIRELESS
 INC                       COM NEW   879946606           869      92600  SH                   1              92600

UBIQUITEL INC              COM       903474302          1112     274500  SH                   1             274500

VIACOM INC                 CL A      925524100         24096     733299  SH                   1             733299

WESTERN DIGITAL CORP       COM       958102105          4215     480595  SH                   1             480595

WESTERN WIRELESS CORP      CL A      95988E204          5411     210373  SH                   1             210373

YAHOO INC                   COM      984332106         15288     449651  SH                   1             449651
